RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Accounting Changes and Error Corrections [Abstract]
SCHEDULE OF IMPACT OF RESTATEMENT

Balance Sheet	As of December 31, 2023
	As Previously Reported	Restatement Adjustment	As Restated
Assets
Adjustments		1744	1744
Total assets	$137,638	$1,744	$139,382
Liabilities
Adjustments		(5,262)	(5,262)
Total liabilities	3,249,500	(5,262)	3,244,238
Stockholders’ equity
Preferred stock, $0.001 par value	—	—	—
Adjustments		(1,000)	(1,000)
Common stock, $0.001 par value	145,642	(1,000)	144,642
Adjustments		(209,731)	(209,731)
Additional paid-in capital	12,920,984	209,731	13,130,715
Non-controlling interest	(680,886)	—	(680,886)
Accumulated deficit	(15,497,602)	(201,725)	(15,699,327)
Total stockholders’ equity	(3,111,862)	7,006	(3,104,856)
Total liabilities and stockholders’ equity	$137,638	$1,744	$139,382

Statement of Operations	As of September 30, 2023
	As Previously Reported	Restatement Adjustment	As Restated
Adjustment from Operations		3,460	3,460
Loss from operations	$(2,793,386)	$3,460	$(2,789,927)
Loss of issuance		(212,458)	(212,458)
Total other (expense) income	(508,541)	(212,458)	(720,999)
Net loss	$(3,301,927)	$(208,999)	$(3,510,926)
Net loss attributable to the non-controlling interest	68,435	—	68,435
NET LOSS ATTRIBUTABLE TO BIOXYTRAN	(3,233,492)	(208,999)	(3,442,491)

Loss per Common share, basic and diluted	(0.02)	(0.01)	(0.03)

Weighted average number of Common shares out-standing, basic and diluted	129,441,332	—	129,441,332

Statement of Cash Flows	As of September 30, 2023
	As Previously Reported	Restatement Adjustment	As Restated
Net loss	$(3,301,927)	$(208,999)	$(3,510,926)
Adjustments		(3,460)	(3,460)
Adjustment to reconcile net loss to net cash used in operating activities	—	(212,458)	(212,458)
Net cash used in operating activities	(682,749)	—	(682,749)
Net cash used in investing activities	(37,740)	—	(37,740)
Net cash provided by financing activities	505,361	—	505,361
Net change in cash	$(215,128)	$—	$(215,128)

Balance Sheet	As of December 31, 2023			As of December 31, 2022
	As Previously Reported	Restatement Adjustment	As Restated	As Previously Reported	Restatement/ Adjustment	As Restated
Assets
Adjustment to Intangibles	$—	$1,744	$1,744	$—	$—	$—
Total assets	137,638	1,744	139,382	370,936	—	370,936
Liabilities
Adjustments to accounts payable		(6,369)	(6,369)		4,429	4,429
Adjustments to unissued shares		11,631	11,631
Total liabilities	3,249,500	(5,262)	3,244,238	3,663,482	4,429	3,667,911
Stockholders’ equity
Preferred stock, $0.001 par value	—	—	—	—	—	—
Adjustment to Common Stock		(1,000)	(1,000)		94	94
Common stock, $0.001 par value	145,642	(1,000)	144,642	123,252	94	123,346
Adjustment to APIC		164,731	164,731		4,679	4,679
Additional paid-in capital	12,920,984	164,731	13,085,715	8,392,430	4,679	8,397,109
Non-controlling interest	(680,886)	—	(680,886)	(590,628)	—	(590,628)
Accumulated deficit	(15,497,602)	(201,725)	(15,699,327)	(11,217,600)	(9,202)	(11,226,802)
Total stockholders’ equity	(3,111,862)	7,006	(3,104,856)	(3,292,546)	(4,429)	(3,296,975)
Total liabilities and stockholders’ equity	$137,638	$1,744	$139,382	$370,936	$—	$370,936

Statement of Operations	As of December 31, 2023			As of December 31, 2022
	As Previously Reported	Restatement Adjustment	As Restated	As Previously Reported	Restatement/ Adjustment	As Restated
Adjustment to R&D					(300,000)	(300,000)
Adjustment to GNA		19,935	19,935		(9,202)	(9,202)
Loss from operations	(3,820,147)	19,935	(3,800,212)	(2,134,112)	(309,202)	(2,436,541)
Adjustment to other income	—	—	—	—	300,000	300,000
Loss of issuance	—	(212,458)	(212,458)	—	—	—
Total other income (expense)	(550,113)	(212,458)	(762,571)	(523,192)	300,000	(229,965)
Net loss	$(4,370,260)	$(192,523)	$(4,562,783)	$(2,657,304)	$(9,202)	$(2,666,506)
Net loss attributable to the non-controlling interest	90,258	—	90,258	193,372	—	193,372
NET LOSS ATTRIBUTABLE TO BIOXYTRAN	(4,280,002)	(192,523)	(4,472,525)	(2,463,932)	(9,202)	(2,473,134)

Loss per Common share, basic and diluted	(0.03)	—	(0.03)	(0.02)	—	(0.02)
Adjustment of average number of Common shares out-standing		(251,473)	(251,473)		(2,427,075)	(2,427,075)
Weighted average number of Common shares out-standing, basic and diluted	134,224,825	(251,473)	133,973,352	115,139,380	(2,427,075)	112,712,305

Statement of Cash Flows	As of December 31, 2023			As of December 31, 2022
	As Previously Reported	Restatement Adjustment	As Restated	As Previously Reported	Restatement/ Adjustment	As Restated
Net loss	$(4,370,260)	$(192,523)	$(4,562,783)	$(2,657,304)	$(9,202)	$(2,666,506)
Adjustment to reconcile net loss to net cash used in operating activities	—	192,523	192,523	—	7,202	7,202
Net cash used in operating activities	(775,375)	—	(775,375)	(1,805,670)	2,000	(1,803,670)
Net cash used in investing activities	(44,301)	—	(44,301)	(32,247)	—	(32,247)
Adjustment in cash investment					(2,000)	(2,000)
Net cash provided by financing activities	550,361	—	550,361	2,060,960	(2,000)	2,058,960
Net change in cash	$(269,315)	$—	$(269,315)	$223,043	$—	$223,043